Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Provision for legal matters	$ 9,197	$ 11,647
Lease liabilities	14,079	26,943
Cash-settled share-based payments	1,479	1,362
Other liabilities(a)	13,772	10,562
Other non-current liabilities	$ 38,527	$ 50,514